UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM QMA Emerging Markets Equity Fund and PGIM QMA International Developed Markets Index Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2018

Date of reporting period:	7/31/2018

Item 1. Schedule of Investments

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.6%
Common Stocks 95.8%
Brazil 5.1%
Ambev SA	25,700	$ 132,495
Banco Bradesco SA	5,511	40,878
Banco do Brasil SA	22,600	195,574
Banco Santander Brasil SA, UTS	21,400	208,110
Engie Brasil Energia SA	16,500	164,547
Hypera SA	25,300	187,393
Klabin SA, UTS	2,700	14,625
Magazine Luiza SA	400	14,014
Natura Cosmeticos SA	1,600	12,426
Petroleo Brasileiro SA	16,600	97,124
Porto Seguro SA	16,200	213,609
TIM Participacoes SA	48,900	161,293
Vale SA	4,832	70,743
		1,512,831
Chile 1.0%
Banco Santander Chile	360,891	29,647
Cencosud SA	24,954	68,436
Cia Cervecerias Unidas SA	811	11,025
Colbun SA	833,632	185,616
Enel Chile SA	153,872	16,305
		311,029
China 30.4%
Agile Group Holdings Ltd.	40,000	62,119
Agricultural Bank of China Ltd. (Class H Stock)	58,000	28,249
Alibaba Group Holding Ltd., ADR*(a)	5,400	1,011,042
Anhui Conch Cement Co. Ltd. (Class H Stock)	38,000	245,188
ANTA Sports Products Ltd.	6,000	30,689
Autohome, Inc., ADR	2,000	193,500
Baidu, Inc., ADR*	1,500	370,770
Bank of China Ltd. (Class H Stock)	101,000	47,724
Beijing Enterprises Holdings Ltd.	3,000	14,680
CGN Power Co. Ltd. (Class H Stock), 144A	59,000	15,682
China CITIC Bank Corp. Ltd. (ClassH Stock)	50,000	32,213
China Communications Services Corp. Ltd. (Class H Stock)	292,000	184,967
China Conch Venture Holdings Ltd.	4,000	15,096
China Construction Bank Corp. (Class H Stock)	530,000	484,967
China Everbright Ltd.	44,000	78,093
China Huarong Asset Management Co. Ltd. (Class H Stock), 144A	55,000	14,059

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Life Insurance Co. Ltd. (Class H Stock)	41,000	$ 103,011
China Medical System Holdings Ltd.	96,000	164,719
China Mobile Ltd.	34,000	309,154
China National Building Material Co. Ltd. (Class H Stock)	22,000	24,093
China Petroleum & Chemical Corp. (Class H Stock)	332,000	322,442
China Railway Construction Corp. Ltd. (Class H Stock)	11,000	13,345
China Railway Group Ltd. (Class H Stock)	139,000	121,267
China Resources Cement Holdings Ltd.	72,000	82,573
China Resources Land Ltd.	48,000	176,883
China Resources Pharmaceutical Group Ltd., 144A	10,500	15,318
China Shenhua Energy Co. Ltd. (Class H Stock)	18,500	42,009
China Telecom Corp. Ltd. (Class H Stock)	76,000	36,118
CIFI Holdings Group Co. Ltd.	20,000	13,073
CITIC Ltd.	158,000	223,581
CNOOC Ltd.	102,000	171,492
Country Garden Holdings Co. Ltd.	153,000	239,135
CSPC Pharmaceutical Group Ltd.	26,000	68,302
Far East Horizon Ltd.	66,000	64,000
Fosun International Ltd.	14,500	26,730
Geely Automobile Holdings Ltd.	46,000	106,117
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	188,000	177,736
Haitian International Holdings Ltd.	63,000	148,678
Hengan International Group Co. Ltd.	4,000	35,577
Industrial & Commercial Bank of China Ltd. (Class H Stock)	483,000	360,358
Logan Property Holdings Co. Ltd.	8,000	10,131
Momo, Inc., ADR*	3,100	127,162
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	32,000	299,531
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	275,000	185,379
Shanghai Industrial Holdings Ltd.	23,000	53,912
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	67,900	180,800
Shenzhou International Group Holdings Ltd.	4,000	49,253
Sihuan Pharmaceutical Holdings Group Ltd.	616,000	132,839
Sino-Ocean Group Holding Ltd.	17,000	9,648
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	20,000	12,085
SOHO China Ltd.	12,000	5,656
TAL Education Group, ADR*	2,300	73,577
Tencent Holdings Ltd.	28,200	1,289,464
Weichai Power Co. Ltd. (Class H Stock)	170,000	209,626
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	158,000	198,192
YY, Inc., ADR*	2,000	186,460
Zhongsheng Group Holdings Ltd.	61,500	140,618
		9,039,082

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Colombia 0.7%
Bancolombia SA	1,259	$ 14,574
Ecopetrol SA	193,469	206,487
		221,061
Czech Republic 0.7%
Komercni banka A/S	4,661	202,606
Greece 0.6%
JUMBO SA	10,993	176,065
Hong Kong 0.9%
Haier Electronics Group Co. Ltd.*	51,000	149,350
Kingboard Holdings Ltd.	3,500	12,298
Kingboard Laminates Holdings Ltd.	53,500	64,438
Sino Biopharmaceutical Ltd.	36,000	49,748
		275,834
Hungary 0.2%
OTP Bank Nyrt	1,236	46,596
India 7.7%
Ashok Leyland Ltd.	6,481	10,716
Bajaj Auto Ltd.	461	18,221
Havells India Ltd.	22,249	206,739
HCL Technologies Ltd.	14,688	207,374
Hero MotoCorp Ltd.	3,662	176,555
Hindalco Industries Ltd.	6,418	20,076
Hindustan Unilever Ltd.	3,394	85,835
Housing Development Finance Corp. Ltd.	2,448	71,316
Infosys Ltd., ADR	9,700	195,746
JSW Steel Ltd.	43,155	208,800
Larsen & Toubro Ltd.	4,941	94,152
Mahindra & Mahindra Ltd., GDR	17,787	244,571
Nestle India Ltd.	127	19,552
Piramal Enterprises Ltd.	443	17,352
Reliance Industries Ltd., GDR, 144A	2,045	69,939
Tata Consultancy Services Ltd.	5,090	144,254
Tata Steel Ltd.	1,846	15,237

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Tech Mahindra Ltd.	24,968	$ 248,395
Titan Co. Ltd.	17,275	230,736
		2,285,566
Indonesia 0.9%
Gudang Garam Tbk PT	11,500	60,035
Indah Kiat Pulp & Paper Corp. Tbk PT	14,800	19,773
Indofood Sukses Makmur Tbk PT	274,800	121,261
Surya Citra Media Tbk PT	436,700	62,217
		263,286
Luxembourg 0.1%
Reinet Investments SCA*	803	15,486
Malaysia 2.5%
Genting Bhd	93,800	202,122
Malaysia Airports Holdings Bhd	83,400	190,160
Public Bank Bhd	15,700	92,934
Tenaga Nasional Bhd	64,000	247,107
		732,323
Mexico 2.1%
America Movil SAB de CV (Class L Stock)	259,200	221,821
Gruma SAB de CV (Class B Stock)	17,065	220,572
Grupo Financiero Banorte SAB de CV (Class O Stock)	13,600	94,861
Wal-Mart de Mexico SAB de CV	25,000	72,983
		610,237
Pakistan 0.6%
Oil & Gas Development Co. Ltd.	153,700	187,199
Poland 0.8%
Jastrzebska Spolka Weglowa SA*	8,312	178,772
LPP SA	28	68,764
		247,536

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Qatar 0.3%
Industries Qatar QSC	1,865	$ 63,816
Masraf Al Rayan QSC	2,034	21,628
		85,444
Romania 0.1%
NEPI Rockcastle PLC	1,758	16,278
Russia 3.5%
Alrosa PJSC	14,300	22,223
Gazprom PJSC	69,830	158,777
Inter RAO UES PJSC	171,000	11,348
LUKOIL PJSC	2,746	197,237
Magnit PJSC, GDR	576	9,458
Magnitogorsk Iron & Steel Works PJSC	54,000	39,929
MMC Norilsk Nickel PJSC	178	30,978
Novatek PJSC, GDR	314	49,957
Novolipetsk Steel PJSC	18,430	47,949
Rosneft Oil Co. PJSC	2,040	13,657
Sberbank of Russia PJSC, ADR	16,833	237,177
Severstal PJSC	1,180	19,279
Surgutneftegas PJSC, ADR	6,705	30,722
Tatneft PJSC	11,470	132,171
X5 Retail Group NV, GDR	1,728	46,468
		1,047,330
South Africa 5.4%
Clicks Group Ltd.	1,371	20,177
FirstRand Ltd.	17,966	94,625
Hyprop Investments Ltd.	24,496	190,974
Imperial Holdings Ltd.	872	14,191
Kumba Iron Ore Ltd.	7,827	172,821
Naspers Ltd. (Class N Stock)	1,685	416,180
Nedbank Group Ltd.	4,065	84,212
Old Mutual Ltd.*	27,166	62,203
Pick’n Pay Stores Ltd.	2,033	11,493
RMB Holdings Ltd.	34,120	213,489
Sappi Ltd.	20,604	146,657
Standard Bank Group Ltd.	11,905	184,275
		1,611,297

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea 14.3%
Daelim Industrial Co. Ltd.	150	$ 10,519
Hana Financial Group, Inc.	5,885	236,164
Hotel Shilla Co. Ltd.	174	15,564
Industrial Bank of Korea	13,607	190,397
KB Financial Group, Inc.	5,696	273,208
Korea Investment Holdings Co. Ltd.	225	14,402
KT&G Corp.	2,666	263,012
LG Uplus Corp.	13,661	188,119
Lotte Chemical Corp.	638	205,664
POSCO	930	275,045
Samsung C&T Corp.	417	46,244
Samsung Electro-Mechanics Co. Ltd.	311	42,891
Samsung Electronics Co. Ltd.	31,576	1,308,831
Samsung SDS Co. Ltd.	56	10,506
Shinhan Financial Group Co. Ltd.	2,883	112,184
Shinsegae, Inc.	325	96,616
SK Hynix, Inc.	5,964	462,168
SK Innovation Co. Ltd.	351	62,307
SK Telecom Co. Ltd.	996	223,126
Woori Bank	14,516	219,246
		4,256,213
Taiwan 12.7%
ASE Technology Holding Co. Ltd.	19,000	48,783
Cathay Financial Holding Co. Ltd.	134,000	231,346
Chang Hwa Commercial Bank Ltd.	29,000	17,141
China Life Insurance Co. Ltd.	13,000	13,783
CTBC Financial Holding Co. Ltd.	89,000	60,416
Formosa Plastics Corp.	21,000	77,277
Fubon Financial Holding Co. Ltd.	145,000	240,751
Globalwafers Co. Ltd.	11,000	187,298
Hiwin Technologies Corp.	1,030	10,145
Hon Hai Precision Industry Co. Ltd.	26,000	71,404
Largan Precision Co. Ltd.	1,000	169,523
Macronix International*	10,000	14,025
Micro-Star International Co. Ltd.	4,000	13,815
Nanya Technology Corp.	76,000	196,729
Novatek Microelectronics Corp.	3,000	14,544
President Chain Store Corp.	21,000	231,269
Shin Kong Financial Holding Co. Ltd.*	570,000	216,616
SinoPac Financial Holdings Co. Ltd.	533,000	200,297
Synnex Technology International Corp.	8,000	11,434
Taiwan Semiconductor Manufacturing Co. Ltd.	113,000	911,272

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Uni-President Enterprises Corp.	109,000	$ 288,034
WPG Holdings Ltd.	102,000	141,586
Yageo Corp.	7,188	185,499
Yuanta Financial Holding Co. Ltd.	467,000	215,416
Zhen Ding Technology Holding Ltd.	3,000	7,096
		3,775,499
Thailand 2.9%
Airports of Thailand PCL	24,300	48,425
Bangkok Dusit Medical Services PCL (Class F Stock)	99,000	78,956
Bumrungrad Hospital PCL	2,000	10,922
Electricity Generating PCL	2,300	15,953
Indorama Ventures PCL	8,780	15,751
Kasikornbank PCL	8,900	58,154
Land & Houses PCL	316,700	114,404
PTT Exploration & Production PCL	7,900	32,920
PTT Global Chemical PCL	89,800	221,268
PTT PCL	177,200	273,602
		870,355
Turkey 1.6%
Akbank Turk A/S	91,129	134,086
BIM Birlesik Magazalar A/S	1,142	16,403
Eregli Demir ve Celik Fabrikalari TAS	6,774	15,226
Ford Otomotiv Sanayi A/S	12,821	154,114
Haci Omer Sabanci Holding A/S	19,965	34,663
KOC Holding A/S	4,170	11,865
Turkiye Garanti Bankasi A/S	74,486	107,741
Turkiye Is Bankasi A/S (Class C Stock)	12,655	13,088
		487,186
United Arab Emirates 0.3%
Abu Dhabi Commercial Bank PJSC	46,542	89,578
Aldar Properties PJSC	21,284	11,754
		101,332

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 0.4%
JBS SA	49,500	$ 118,432
Total Common Stocks (cost $25,370,723)		28,496,103
Exchange Traded Fund 1.5%
United States
iShares MSCI Emerging Markets ETF(a) (cost $399,802)	10,019	449,452
Preferred Stocks 2.3%
Brazil 1.7%
Braskem SA (PRFC A)	1,000	14,577
Cia Paranaense de Energia(PRFC B)	27,000	147,830
Itau Unibanco Holding SA (PRFC)	17,400	209,080
Itausa-Investimentos Itau SA (PRFC)	48,180	133,758
		505,245
South Korea 0.6%
LG Chem Ltd. (PRFC)	43	8,322
Samsung Electronics Co. Ltd. (PRFC)	4,800	164,501
		172,823
Total Preferred Stocks (cost $749,584)		678,068

	Units
Rights* 0.0%
Taiwan
Hiwin Technologies Corp., expiring 08/31/18 (cost $0)	34	57

Total Long-Term Investments (cost $26,520,109)		29,623,680

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 5.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	42,744	$ 42,744
PGIM Institutional Money Market Fund (cost $1,435,646; includes $1,433,683 of cash collateral for securities on loan)(b)(w)	1,435,600	1,435,744

Total Short-Term Investments (cost $1,478,390)		1,478,488

TOTAL INVESTMENTS 104.6% (cost $27,998,499)		31,102,168
Liabilities in excess of other assets (4.6)%		(1,362,730)

Net Assets 100.0%		$ 29,739,438

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,418,489; cash collateral of $1,433,683 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,512,831	$ —	$—
Chile	311,029	—	—
China	1,962,511	7,076,571	—
Colombia	221,061	—	—
Czech Republic	—	202,606	—
Greece	—	176,065	—
Hong Kong	—	275,834	—

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Hungary	$ —	$ 46,596	$—
India	510,256	1,775,310	—
Indonesia	—	263,286	—
Luxembourg	15,486	—	—
Malaysia	—	732,323	—
Mexico	610,237	—	—
Pakistan	—	187,199	—
Poland	—	247,536	—
Qatar	—	85,444	—
Romania	—	16,278	—
Russia	373,782	673,548	—
South Africa	—	1,611,297	—
South Korea	—	4,256,213	—
Taiwan	—	3,775,499	—
Thailand	—	870,355	—
Turkey	—	487,186	—
United Arab Emirates	—	101,332	—
United States	118,432	—	—
Exchange Traded Fund
United States	449,452	—	—
Preferred Stocks
Brazil	505,245	—	—
South Korea	—	172,823	—
Rights
Taiwan	—	57	—

Affiliated Mutual Funds	1,478,488	—	—
Total	$8,068,810	$23,033,358	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows:
Banks	15.6%
Internet Software & Services	10.6
Oil, Gas & Consumable Fuels	7.4
Semiconductors & Semiconductor Equipment	6.3
Technology Hardware, Storage & Peripherals	5.0
Affiliated Mutual Funds (4.8% represents investments purchased with collateral from securities on loan)	5.0
Metals & Mining	3.8
Insurance	3.7
Wireless Telecommunication Services	3.1%
Automobiles	3.0
IT Services	2.7
Food Products	2.6
Electronic Equipment, Instruments & Components	2.2
Pharmaceuticals	2.2
Real Estate Management & Development	2.1
Diversified Financial Services	2.1
Chemicals	1.7
Food & Staples Retailing	1.7

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Industry Classification (continued):
Media	1.6%
Industrial Conglomerates	1.5
Exchange Traded Fund	1.5
Electric Utilities	1.4
Independent Power & Renewable Electricity Producers	1.4
Diversified Telecommunication Services	1.3
Machinery	1.3
Textiles, Apparel & Luxury Goods	1.3
Capital Markets	1.3
Construction Materials	1.2
Specialty Retail	1.2
Tobacco	1.1
Health Care Providers & Services	0.9
Transportation Infrastructure	0.9
Construction & Engineering	0.7
Electrical Equipment	0.7
Hotels, Restaurants & Leisure	0.7
Equity Real Estate Investment Trusts (REITs)	0.6%
Paper & Forest Products	0.6
Household Durables	0.5
Beverages	0.5
Multiline Retail	0.4
Household Products	0.3
Diversified Consumer Services	0.3
Thrifts & Mortgage Finance	0.2
Personal Products	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
Distributors	0.1
104.6
Liabilities in excess of other assets	(4.6)
100.0%

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 95.2%
Common Stocks 92.4%
Australia 6.8%
Adelaide Brighton Ltd.	955	$ 4,893
AGL Energy Ltd.	1,552	25,354
Alumina Ltd.	5,982	12,631
Amcor Ltd.	2,730	30,598
AMP Ltd.	6,961	17,592
Ansell Ltd.	337	7,228
APA Group	2,821	20,246
Aristocrat Leisure Ltd.	1,511	36,293
ASX Ltd.	455	22,259
Aurizon Holdings Ltd.	4,572	15,445
AusNet Services	4,484	5,429
Australia & New Zealand Banking Group Ltd.	6,942	151,564
Bank of Queensland Ltd.	1,028	8,512
Bendigo & Adelaide Bank Ltd.	1,163	10,149
BHP Billiton Ltd.	7,657	200,181
BHP Billiton PLC	4,989	114,854
Boral Ltd.	2,680	13,301
Brambles Ltd.	3,771	27,746
Caltex Australia Ltd.	600	14,526
Challenger Ltd.	1,351	12,509
CIMIC Group Ltd.	212	7,612
Coca-Cola Amatil Ltd.	1,139	8,115
Cochlear Ltd.	137	20,717
Commonwealth Bank of Australia	4,226	235,317
Computershare Ltd.	1,199	16,234
Crown Resorts Ltd.	834	8,390
CSL Ltd.	1,077	157,978
Dexus, REIT	2,508	18,877
Domino’s Pizza Enterprises Ltd.	128	4,744
Flight Centre Travel Group Ltd.	142	7,183
Fortescue Metals Group Ltd.	3,686	12,035
Goodman Group, REIT	4,221	30,308
GPT Group (The), REIT	4,421	16,974
Harvey Norman Holdings Ltd.	1,363	3,601
Healthscope Ltd.	4,235	6,856
Iluka Resources Ltd.	959	8,187
Incitec Pivot Ltd.	3,840	10,853
Insurance Australia Group Ltd.	5,728	34,288
LendLease Group	1,398	20,955
Link Administration Holdings Ltd.	1,144	6,546
Macquarie Group Ltd.	734	67,065
Magellan Financial Group Ltd.	301	5,540
Medibank Private Ltd.	6,343	14,666

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Mirvac Group, REIT	8,823	$ 15,026
National Australia Bank Ltd.	6,489	136,943
Newcrest Mining Ltd.	1,810	29,119
OneMarket Ltd.*	211	139
Orica Ltd.	894	11,679
Origin Energy Ltd.*	4,221	30,716
Platinum Asset Management Ltd.	508	2,080
Qantas Airways Ltd.	1,932	9,649
QBE Insurance Group Ltd.	3,172	23,825
Ramsay Health Care Ltd.	312	13,049
REA Group Ltd.	113	7,311
Reece Ltd.	1,357	12,364
Rio Tinto Ltd.	996	60,400
Rio Tinto PLC	2,752	152,161
Santos Ltd.*	4,219	19,970
Scentre Group, REIT	12,112	38,362
SEEK Ltd.	820	13,042
Sonic Healthcare Ltd.	1,018	19,724
South32 Ltd.	12,285	32,601
Star Entertainment Group Ltd. (The)	2,179	8,048
Stockland, REIT	6,015	18,607
Suncorp Group Ltd.	3,095	34,478
Sydney Airport	2,584	13,599
Tabcorp Holdings Ltd.	4,388	15,258
Telstra Corp. Ltd.	9,957	21,057
TPG Telecom Ltd.	818	3,507
Transurban Group	5,301	46,211
Treasury Wine Estates Ltd.	1,722	23,677
Vicinity Centres, REIT	8,026	15,930
Vocus Group Ltd.*	1,240	2,218
Washington H Soul Pattinson & Co. Ltd.	193	3,131
Wesfarmers Ltd.	2,712	99,601
Westpac Banking Corp.	8,370	183,415
Woodside Petroleum Ltd.	2,224	59,763
Woolworths Group Ltd.	3,111	69,648
		2,720,659
Austria 0.3%
ams AG*	182	13,144
ANDRITZ AG	171	9,705
BAWAG Group AG, 144A	49	2,311
Erste Group Bank AG*	692	29,831
EVN AG	81	1,607

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Austria (cont’d.)
IMMOFINANZ AG*	221	$ 5,814
Mayr Melnhof Karton AG	18	2,452
Oesterreichische Post AG	71	3,368
OMV AG	327	18,477
Raiffeisen Bank International AG	336	11,194
Strabag SE	38	1,528
Telekom Austria AG*	312	2,707
UNIQA Insurance Group AG	231	2,322
Verbund AG	85	3,340
Vienna Insurance Group AG Wiener Versicherung Gruppe	98	2,787
voestalpine AG	270	13,506
		124,093
Belgium 1.1%
Ackermans & van Haaren NV	57	10,390
Ageas	449	24,074
Anheuser-Busch InBev SA/NV	1,809	183,341
Bekaert SA	83	2,338
bpost SA	267	4,200
Cie d’Entreprises CFE	12	1,495
Colruyt SA	152	9,054
D’ieteren SA/NV	42	1,834
Elia System Operator SA/NV	86	5,359
Financiere de Tubize SA	50	3,905
Galapagos NV*	104	11,448
Groupe Bruxelles Lambert SA	170	18,061
KBC Ancora	75	4,117
KBC Group NV	657	50,583
Proximus SADP	326	7,985
Sofina SA	39	7,060
Solvay SA	166	22,695
Telenet Group Holding NV*	130	6,258
UCB SA	287	24,625
Umicore SA	483	28,242
		427,064
Chile 0.0%
Antofagasta PLC	828	10,976
China 0.3%
AAC Technologies Holdings, Inc.	1,800	23,189
BOC Hong Kong Holdings Ltd.	8,900	43,254

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Mengniu Dairy Co. Ltd.*	7,000	$ 21,711
FIH Mobile Ltd.*	6,000	911
Guotai Junan International Holdings Ltd.	6,000	1,406
Kerry Logistics Network Ltd.	1,600	2,100
Minth Group Ltd.	700	2,651
Semiconductor Manufacturing International Corp.*	6,600	8,037
Shui On Land Ltd.	8,000	1,872
Tingyi Cayman Islands Holding Corp.	4,400	10,183
Uni-President China Holdings Ltd.	2,200	2,554
Want Want China Holdings Ltd.	13,000	10,751
Xinyi Solar Holdings Ltd.	8,000	2,391
Yangzijiang Shipbuilding Holdings Ltd.	5,000	3,484
		134,494
Colombia 0.0%
Millicom International Cellular SA, SDR	217	13,895
Denmark 1.6%
AP Moller - Maersk A/S (Class A Stock)	10	13,466
AP Moller - Maersk A/S (Class B Stock)	15	21,594
Carlsberg A/S (Class B Stock)	250	30,125
Chr Hansen Holding A/S	231	23,873
Coloplast A/S (Class B Stock)	313	34,104
Danske Bank A/S	1,606	46,693
Dfds A/S	56	3,684
DSV A/S	432	36,230
FLSmidth & Co. A/S	118	7,765
Genmab A/S*	132	22,659
GN Store Nord A/S	338	16,138
H. Lundbeck A/S	145	10,502
ISS A/S	436	16,288
Jyske Bank A/S	162	9,165
Novo Nordisk A/S (Class B Stock)	4,134	206,808
Novozymes A/S (Class B Stock)	512	26,955
Orsted A/S, 144A	393	24,251
Pandora A/S	242	17,228
Rockwool International A/S (Class A Stock)	18	6,425
Rockwool International A/S (Class B Stock)	14	5,605
Topdanmark A/S	94	4,028
Tryg A/S	317	7,757

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Denmark (cont’d.)
Vestas Wind Systems A/S	480	$ 30,982
William Demant Holding A/S*	262	12,513
		634,838
Finland 1.0%
Amer Sports OYJ*	292	9,350
Cargotec OYJ (Class B Stock)	102	5,078
Elisa OYJ	337	14,629
Fortum OYJ	1,063	26,731
Huhtamaki OYJ	209	7,490
Kesko OYJ (Class A Stock)	50	2,762
Kesko OYJ (Class B Stock)	167	9,367
Kone OYJ (Class B Stock)	954	52,165
Metso OYJ	254	9,269
Neste OYJ	328	26,990
Nokia OYJ	13,254	72,090
Nokian Renkaat OYJ	318	13,794
Orion OYJ (Class A Stock)	83	2,892
Orion OYJ (Class B Stock)	259	8,933
Outokumpu OYJ	698	4,724
Sampo OYJ (Class A Stock)	1,161	59,091
Stora Enso OYJ (Class R Stock)	1,321	21,836
UPM-Kymmene OYJ	1,270	45,187
Wartsila OYJ Abp	1,061	22,939
		415,317
France 9.2%
Accor SA	474	24,432
Aeroports de Paris	68	15,229
Air France-KLM*	490	4,476
Air Liquide SA	1,001	128,235
Airbus SE	1,309	162,133
ALD SA, 144A	178	3,190
Alstom SA	372	16,685
Altarea SCA, REIT	11	2,418
Altran Technologies SA	652	6,210
Amundi SA, 144A	135	9,322
Arkema SA	166	20,827
Atos SE	215	28,870
AXA SA	4,562	115,187
BioMerieux	104	8,642
BNP Paribas SA	2,576	167,912

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Bollore SA	2,188	$ 10,184
Bouygues SA	488	21,459
Bureau Veritas SA	586	15,079
Capgemini SE	370	47,440
Carrefour SA	1,343	24,128
Casino Guichard Perrachon SA	121	4,929
Cie de Saint-Gobain	1,175	52,335
Cie Plastic Omnium SA	132	5,529
CNP Assurances	399	9,323
Covivio, REIT	93	9,682
Credit Agricole SA	2,666	37,450
Criteo SA, ADR*	164	5,269
Danone SA	1,392	109,375
Dassault Aviation SA	6	11,116
Dassault Systemes SE	307	45,949
Edenred	561	22,087
Eiffage SA	176	19,704
Electricite de France SA	1,163	17,454
Elior Group SA, 144A	346	5,661
Engie SA	3,905	63,083
Essilor International Cie Generale d’Optique SA	484	71,379
Eurazeo SA	115	8,897
Eutelsat Communications SA	434	9,314
Faurecia SA	169	11,486
Financiere de L’Odet SA	2	1,974
Gecina SA, REIT	122	20,794
Getlink SE	1,116	14,734
ICADE, REIT	81	7,847
Iliad SA	61	9,677
Imerys SA	80	6,214
Ingenico Group SA	149	12,372
Ipsen SA	79	13,115
JCDecaux SA	160	5,223
Kering SA	176	93,816
Klepierre SA, REIT	493	18,613
Korian SA	99	3,468
Legrand SA	626	45,982
L’Oreal SA	574	140,586
LVMH Moet Hennessy Louis Vuitton SE	592	206,971
Mercialys SA, REIT	111	1,988
Metropole Television SA	155	3,339
Natixis SA	2,037	14,650
Nexity SA	93	5,728
Orange SA	4,582	78,250

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Orpea	106	$ 14,580
Pernod Ricard SA	500	80,692
Peugeot SA	1,282	36,937
Publicis Groupe SA	487	31,098
Remy Cointreau SA	61	8,317
Renault SA	435	38,297
Rexel SA	733	11,465
Safran SA	764	94,792
Sanofi	2,597	225,406
Sartorius Stedim Biotech	64	7,617
Schneider Electric SE	1,237	99,653
SCOR SE	371	14,399
SEB SA	61	11,590
Societe BIC SA	58	5,543
Societe Fonciere Lyonnaise SA, REIT	13	890
Societe Generale SA	1,748	78,085
Sodexo SA	218	24,098
Somfy SA	10	894
Sopra Steria Group	32	5,667
SPIE SA	283	5,367
Suez	899	12,733
Technicolor SA*	614	861
Teleperformance	134	24,616
Television Francaise 1	243	2,643
Thales SA	237	31,163
TOTAL SA	6,029	393,533
Ubisoft Entertainment SA*	201	22,180
Unibail-Rodamco-Westfield	320	70,970
Valeo SA	567	27,805
Veolia Environnement SA	1,186	27,117
Vicat SA	38	2,456
Vinci SA	1,108	111,525
Vivendi SA	2,514	65,184
Wendel SA	66	9,635
Worldline SA/France, 144A*	104	6,198
		3,661,427
Germany 8.3%
adidas AG	479	105,758
Allianz SE	1,054	232,713
Aurubis AG	80	6,539
Axel Springer SE	102	7,608
BASF SE	2,195	210,254

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Bayer AG	2,235	$ 248,439
Bayerische Motoren Werke AG	759	73,159
Beiersdorf AG	235	27,343
Bilfinger SE	68	3,500
Brenntag AG	380	22,771
Carl Zeiss Meditec AG	88	6,839
CECONOMY AG	346	2,835
Commerzbank AG*	2,455	26,481
Continental AG	258	59,346
Covestro AG, 144A	443	42,599
CTS Eventim AG & Co. KGaA	141	6,650
Daimler AG	2,148	148,094
Delivery Hero AG, 144A*	248	14,133
Deutsche Bank AG	4,504	58,802
Deutsche Boerse AG	445	58,553
Deutsche Lufthansa AG	574	16,106
Deutsche Post AG	2,302	81,101
Deutsche Telekom AG*	7,695	127,401
Deutsche Wohnen SE	862	41,938
DMG Mori AG	38	2,012
Duerr AG	120	5,244
DWS Group GmbH & Co. KGaA, 144A*	52	1,649
E.ON SE	5,115	57,766
Evonik Industries AG	366	13,512
Fielmann AG	51	3,577
Fraport AG Frankfurt Airport Services Worldwide	93	9,262
Freenet AG	297	8,490
Fresenius Medical Care AG & Co. KGaA	503	48,932
Fresenius SE & Co. KGaA	967	74,501
FUCHS PETROLUB SE	68	3,568
GEA Group AG	405	15,837
GRENKE AG	66	7,268
Hannover Rueck SE	146	19,419
Hapag-Lloyd AG, 144A	78	3,161
HeidelbergCement AG	358	30,444
Hella GmbH & Co. KGaA	96	5,638
Henkel AG & Co. KGaA	278	29,813
HOCHTIEF AG	46	8,269
HUGO BOSS AG	151	13,594
Infineon Technologies AG	2,726	72,005
Innogy SE*	290	12,495
Jungheinrich AG	101	3,708
K+S AG	454	11,977
KION Group AG	165	11,356

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Krones AG	32	$ 3,951
LANXESS AG	212	17,377
LEG Immobilien AG	145	16,322
Linde AG	446	109,636
MAN SE	86	9,649
Merck KGaA	310	31,832
METRO AG	366	4,522
MTU Aero Engines AG	123	26,030
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	348	77,127
Nordex SE*	174	1,946
OSRAM Licht AG	224	9,996
ProSiebenSat.1 Media SE	567	15,375
Puma SE	19	9,528
Rational AG	8	5,479
Rheinmetall AG	104	12,562
RHOEN-KLINIKUM AG	40	1,173
RWE AG	1,279	33,650
Salzgitter AG	100	4,934
SAP SE	2,319	269,313
Scout24 AG, 144A	261	13,552
Siemens AG	1,837	259,012
Siemens Healthineers AG, 144A*	309	13,755
Software AG	128	6,040
STADA Arzneimittel AG	70	6,680
Stroeer SE & Co. KGaA	61	3,738
Suedzucker AG	153	2,233
Symrise AG	289	26,125
Talanx AG	83	3,167
Telefonica Deutschland Holding AG	1,448	6,335
thyssenkrupp AG	1,097	28,890
Trivago NV, ADR*(a)	486	2,017
Uniper SE	454	14,120
United Internet AG	275	14,765
Volkswagen AG	81	13,993
Vonovia SE	1,211	58,654
Wacker Chemie AG	32	4,648
Wirecard AG	273	51,087
Zalando SE, 144A*	321	18,352
		3,310,024
Ghana 0.0%
Tullow Oil PLC*	3,357	9,978

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong 3.0%
AIA Group Ltd.	28,800	$ 253,405
ASM Pacific Technology Ltd.	700	8,508
Bank of East Asia Ltd. (The)	2,800	11,144
Brightoil Petroleum Holdings Ltd.*^	7,000	673
Cathay Pacific Airways Ltd.	1,700	2,641
Champion REIT	5,000	3,407
China Goldjoy Group Ltd.	31,000	1,896
Chinese Estates Holdings Ltd.	1,000	1,334
Chow Tai Fook Jewellery Group Ltd.	2,600	2,573
CK Asset Holdings Ltd.	6,600	50,686
CK Hutchison Holdings Ltd.	6,200	67,936
CK Infrastructure Holdings Ltd.	1,700	12,642
CLP Holdings Ltd.	4,300	49,209
CP Pokphand Co. Ltd.	16,000	1,531
Dah Sing Banking Group Ltd.	800	1,702
Dairy Farm International Holdings Ltd.	700	5,723
First Pacific Co. Ltd.	5,000	2,324
Galaxy Entertainment Group Ltd.	4,700	38,000
Haitong International Securities Group Ltd.	5,000	2,268
Hang Lung Group Ltd.	2,200	6,517
Hang Lung Properties Ltd.	5,000	10,550
Hang Seng Bank Ltd.	1,740	47,567
Henderson Land Development Co. Ltd.	3,040	17,024
HK Electric Investments & HK Electric Investments Ltd., 144A	7,500	7,666
Hong Kong & China Gas Co. Ltd.	21,362	43,641
Hong Kong Exchanges & Clearing Ltd.	3,000	89,177
Hongkong & Shanghai Hotels Ltd. (The)	1,900	2,672
Hongkong Land Holdings Ltd.	2,800	20,401
Hopewell Holdings Ltd.	1,300	4,614
Hutchison Port Holdings Trust, UTS	12,000	3,061
Hysan Development Co. Ltd.	2,200	12,047
Jardine Matheson Holdings Ltd.	460	31,093
Jardine Strategic Holdings Ltd.	490	19,588
Johnson Electric Holdings Ltd.	1,000	2,980
Kerry Properties Ltd.	1,400	7,099
KuangChi Science Ltd.*	3,000	340
Li & Fung Ltd.	16,000	5,435
Lifestyle China Group Ltd.*	4,500	1,839
Lifestyle International Holdings Ltd.	1,000	1,990
Link REIT	5,100	50,688
Melco International Development Ltd.	2,000	5,708
Melco Resorts & Entertainment Ltd., ADR	534	13,809
MTR Corp. Ltd.	3,700	20,793
New World Development Co. Ltd.	13,600	19,440

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
NWS Holdings Ltd.	3,600	$ 6,514
Orient Overseas International Ltd.	500	5,260
PCCW Ltd.	10,000	5,841
Power Assets Holdings Ltd.	3,300	23,399
Shangri-La Asia Ltd.	2,800	4,590
Sino Land Co. Ltd.	7,600	13,108
SJM Holdings Ltd.	4,600	5,603
Sun Art Retail Group Ltd.	5,500	7,038
Sun Hung Kai Properties Ltd.	3,100	48,875
Swire Pacific Ltd. (Class A Stock)	1,200	13,063
Swire Pacific Ltd. (Class B Stock)	2,300	4,144
Swire Properties Ltd.	2,400	9,456
Techtronic Industries Co. Ltd.	3,100	17,435
Value Partners Group Ltd.	2,000	1,541
VTech Holdings Ltd.	400	4,493
WH Group Ltd., 144A	19,500	15,742
Wharf Holdings Ltd. (The)	2,800	9,285
Wharf Real Estate Investment Co. Ltd.	3,300	24,095
Wheelock & Co. Ltd.	2,400	17,040
Xinyi Glass Holdings Ltd.	5,000	5,912
Yue Yuen Industrial Holdings Ltd.	1,800	4,849
		1,210,624
Ireland 0.6%
AerCap Holdings NV*	313	17,568
Bank of Ireland Group PLC	2,132	18,228
CRH PLC	2,018	68,923
Glanbia PLC	490	8,064
James Hardie Industries PLC, CDI	1,082	17,312
Kerry Group PLC (Class A Stock)	345	36,567
Kingspan Group PLC	356	16,561
Paddy Power Betfair PLC	199	21,686
Smurfit Kappa Group PLC	575	23,665
		228,574
Israel 0.4%
Azrieli Group Ltd.	77	3,686
Bank Hapoalim BM	2,366	16,720
Bank Leumi Le-Israel BM	3,314	20,764
Bezeq The Israeli Telecommunication Corp. Ltd.	4,694	4,975
Check Point Software Technologies Ltd.*	281	31,660
Delek Energy Systems Ltd.	2	684

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Israel (cont’d.)
Delek Group Ltd.	9	$ 1,280
Elbit Systems Ltd.	59	7,073
Frutarom Industries Ltd.	94	9,497
Israel Chemicals Ltd.	1,541	7,367
Mizrahi Tefahot Bank Ltd.	284	5,522
Nice Ltd.*	144	15,729
Teva Pharmaceutical Industries Ltd.	2,163	51,713
		176,670
Italy 2.2%
A2A SpA	3,743	6,879
ACEA SpA	120	1,896
Assicurazioni Generali SpA	3,088	54,971
Atlantia SpA	1,244	36,918
Autogrill SpA	314	3,450
Azimut Holding SpA	285	4,777
Banca Generali SpA	114	3,074
Banca Mediolanum SpA	525	3,773
Banco Bpm SPA*	3,852	12,251
BPER Banca	1,016	5,686
Brembo SpA	349	4,791
Buzzi Unicem SpA	153	3,369
Buzzi Unicem SpA	87	1,085
Credito Emiliano SpA	104	771
Davide Campari-Milano SpA	1,389	11,678
De’ Longhi SpA	175	5,155
DiaSorin SpA	56	6,012
Enel SpA	18,666	103,991
Eni SpA	5,966	114,839
Ferrari NV	294	39,314
FinecoBank Banca Fineco SpA	983	11,555
Hera SpA	1,731	5,741
Infrastrutture Wireless Italiane SpA, 144A	540	4,411
Intesa Sanpaolo SpA	32,075	98,714
Intesa Sanpaolo SpA, RSP	2,259	7,200
Italgas SpA	1,058	6,078
Leonardo SpA	875	10,496
Luxottica Group SpA	370	25,115
Mediaset SPA*	839	2,844
Mediobanca Banca di Credito Finanziario SpA	1,447	15,017
Moncler SpA	392	17,250
Parmalat SpA	289	999
Pirelli & C SpA, 144A*	1,165	10,151

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Poste Italiane SpA, 144A	1,146	$ 10,677
PRADA SpA	1,200	5,726
Prysmian SpA	600	15,357
Recordati SpA	246	9,185
Saipem SpA*	1,254	6,545
Salvatore Ferragamo SpA	97	2,240
Snam SpA	5,470	23,488
Telecom Italia SpA*	27,651	21,262
Telecom Italia SpA, RSP	13,854	9,229
Terna Rete Elettrica Nazionale SpA	3,437	19,237
Tod’s SpA	24	1,531
UniCredit SpA	5,285	93,375
Unione di Banche Italiane SPA	2,498	10,360
Unipol Gruppo SpA	1,194	4,960
UnipolSai Assicurazioni SpA	1,961	4,469
		877,892
Japan 22.0%
ABC-Mart, Inc.	70	3,787
Acom Co. Ltd.	900	3,581
Activia Properties, Inc., REIT	1	4,463
Advance Residence Investment Corp., REIT	3	7,807
Advantest Corp.	480	11,394
Aeon Co. Ltd.	1,680	34,168
AEON Financial Service Co. Ltd.	270	5,562
Aeon Mall Co. Ltd.	330	5,775
AGC, Inc.	460	19,238
Air Water, Inc.	380	6,929
Aisin Seiki Co. Ltd.	450	20,962
Ajinomoto Co., Inc.	1,270	22,459
Alfresa Holdings Corp.	450	10,783
Alps Electric Co. Ltd.	500	14,411
Amada Holdings Co. Ltd.	800	8,038
ANA Holdings, Inc.	280	10,274
Aozora Bank Ltd.	320	11,937
Asahi Group Holdings Ltd.	940	45,657
Asahi Intecc Co. Ltd.	260	9,919
Asahi Kasei Corp.	3,000	40,052
Asics Corp.	400	6,494
Astellas Pharma, Inc.	4,780	77,806
Bandai Namco Holdings, Inc.	490	19,579
Bank of Kyoto Ltd. (The)	170	8,211
Benesse Holdings, Inc.	180	6,545

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Bridgestone Corp.	1,480	$ 58,385
Brother Industries Ltd.	600	12,207
Calbee, Inc.	170	5,629
Canon Marketing Japan, Inc.	100	2,091
Canon, Inc.	2,500	80,916
Casio Computer Co. Ltd.	500	8,170
Central Japan Railway Co.	454	94,448
Chiba Bank Ltd. (The)	1,500	10,684
Chiyoda Corp.	400	3,198
Chubu Electric Power Co., Inc.	1,700	26,153
Chugai Pharmaceutical Co. Ltd.	520	26,354
Chugoku Bank Ltd. (The)	450	4,757
Chugoku Electric Power Co., Inc. (The)	680	8,945
Citizen Watch Co. Ltd.	780	5,120
Coca-Cola Bottlers Japan Holdings, Inc.	380	13,662
Concordia Financial Group Ltd.	2,800	15,032
Credit Saison Co. Ltd.	450	6,998
CyberAgent, Inc.	230	12,073
CYBERDYNE, Inc.*	300	3,536
Dai Nippon Printing Co. Ltd.	750	16,372
Daicel Corp.	680	7,469
Dai-ichi Life Holdings, Inc.	2,700	50,910
Daiichi Sankyo Co. Ltd.	1,570	64,875
Daikin Industries Ltd.	590	70,310
Daito Trust Construction Co. Ltd.	156	26,031
Daiwa House Industry Co. Ltd.	1,600	58,369
Daiwa Office Investment Corp., REIT	1	6,091
Daiwa Securities Group, Inc.	4,100	23,832
DeNA Co. Ltd.	250	4,703
Denso Corp.	1,180	58,182
Dentsu, Inc.	540	22,682
Disco Corp.	80	13,561
Don Quijote Holdings Co. Ltd.	320	14,972
East Japan Railway Co.	840	78,470
Eisai Co. Ltd.	590	50,554
Electric Power Development Co. Ltd.	400	10,822
Ezaki Glico Co. Ltd.	130	6,013
FamilyMart UNY Holdings Co. Ltd.	210	19,542
FANUC Corp.	423	83,256
Fast Retailing Co. Ltd.	110	48,090
Fuji Electric Co. Ltd.	2,000	14,712
FUJIFILM Holdings Corp.	950	39,114
Fujitsu Ltd.	4,800	32,696
Fukuoka Financial Group, Inc.	1,800	9,829

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
GLP J-Reit, REIT	7	$ 7,470
GungHo Online Entertainment, Inc.	900	1,918
Gunma Bank Ltd. (The)	1,100	5,851
Hachijuni Bank Ltd. The	1,290	5,665
Hakuhodo DY Holdings, Inc.	600	9,204
Hamamatsu Photonics KK	300	12,736
Hankyu Hanshin Holdings, Inc.	520	20,681
Haseko Corp.	670	8,877
Hikari Tsushin, Inc.	20	3,360
Hino Motors Ltd.	700	7,887
Hirose Electric Co. Ltd.	31	3,769
Hiroshima Bank Ltd. (The)	700	4,804
Hisamitsu Pharmaceutical Co., Inc.	180	13,179
Hitachi Capital Corp.	100	2,673
Hitachi Chemical Co. Ltd.	250	4,947
Hitachi Construction Machinery Co. Ltd.	320	10,264
Hitachi High-Technologies Corp.	150	6,126
Hitachi Ltd.	10,900	76,057
Hitachi Metals Ltd.	500	5,401
Hokuriku Electric Power Co.*	400	4,191
Honda Motor Co. Ltd.	4,200	126,024
Hoshizaki Corp.	130	13,112
Hoya Corp.	880	52,977
Hulic Co. Ltd.	860	8,420
Ibiden Co. Ltd.	260	4,265
Idemitsu Kosan Co. Ltd.	350	15,717
IHI Corp.	350	12,238
Iida Group Holdings Co. Ltd.	370	7,253
Inpex Corp.	2,200	24,154
Isetan Mitsukoshi Holdings Ltd.	900	10,845
Isuzu Motors Ltd.	1,300	17,552
Ito En Ltd.	130	5,802
ITOCHU Corp.	3,400	60,159
Itochu Techno-Solutions Corp.	220	4,178
Itoham Yonekyu Holdings, Inc.	300	2,439
Iyo Bank Ltd. (The)	670	4,629
Izumi Co. Ltd.	100	6,036
J. Front Retailing Co. Ltd.	600	8,778
Japan Airport Terminal Co. Ltd.	150	7,119
Japan Exchange Group, Inc.	1,300	23,109
Japan Hotel REIT Investment Corp.	11	8,066
Japan Post Bank Co. Ltd.	1,000	11,977
Japan Post Holdings Co. Ltd.	3,200	35,272
Japan Post Insurance Co. Ltd.	200	4,239

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Japan Prime Realty Investment Corp., REIT	2	$ 7,199
Japan Real Estate Investment Corp., REIT	3	15,696
Japan Retail Fund Investment Corp., REIT	7	12,774
Japan Tobacco, Inc.	2,850	81,032
JFE Holdings, Inc.	1,280	25,938
JGC Corp.	520	10,119
JSR Corp.	500	9,593
JTEKT Corp.	600	8,683
JXTG Holdings, Inc.	7,610	55,669
Kajima Corp.	1,800	13,987
Kakaku.com, Inc.	300	6,312
Kaken Pharmaceutical Co. Ltd.	100	5,183
Kamigumi Co. Ltd.	280	5,855
Kaneka Corp.	200	1,757
Kansai Electric Power Co., Inc. (The)	1,700	24,140
Kansai Paint Co. Ltd.	480	11,016
Kao Corp.	1,150	83,807
Kawasaki Heavy Industries Ltd.	390	11,478
KDDI Corp.	4,300	119,769
Keihan Holdings Co. Ltd.	240	8,728
Keikyu Corp.	600	9,813
Keio Corp.	290	14,226
Keisei Electric Railway Co. Ltd.	350	11,655
Kewpie Corp.	300	7,438
Keyence Corp.	203	107,305
Kikkoman Corp.	480	22,757
Kintetsu Group Holdings Co. Ltd.	430	17,077
Kirin Holdings Co. Ltd.	2,040	52,170
Kobayashi Pharmaceutical Co. Ltd.	160	13,327
Kobe Steel Ltd.	700	6,874
Koito Manufacturing Co. Ltd.	280	17,965
Komatsu Ltd.	2,210	64,931
Konami Holdings Corp.	220	10,326
Konica Minolta, Inc.	1,100	9,854
Kose Corp.	30	5,735
Kubota Corp.	2,700	45,167
Kuraray Co. Ltd.	900	12,664
Kurita Water Industries Ltd.	260	7,587
Kyocera Corp.	780	45,282
Kyowa Hakko Kirin Co. Ltd.	620	11,773
Kyushu Electric Power Co., Inc.	1,100	12,928
Kyushu Railway Co.	430	13,201
Lawson, Inc.	130	7,805
LINE Corp.*	120	5,224

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Lion Corp.	640	$ 11,577
LIXIL Group Corp.	620	12,674
M3, Inc.	480	18,249
Mabuchi Motor Co. Ltd.	160	7,863
Makita Corp.	650	29,205
Marubeni Corp.	3,700	28,280
Marui Group Co. Ltd.	500	9,927
Maruichi Steel Tube Ltd.	200	6,881
Matsumotokiyoshi Holdings Co. Ltd.	180	7,812
Mazda Motor Corp.	1,400	17,384
McDonald’s Holdings Co. Japan Ltd.	150	7,167
Medipal Holdings Corp.	400	8,126
MEIJI Holdings Co. Ltd.	336	26,398
MINEBEA MITSUMI, Inc.	1,000	17,828
MISUMI Group, Inc.	680	17,302
Mitsubishi Chemical Holdings Corp.	3,100	27,027
Mitsubishi Corp.	3,130	87,285
Mitsubishi Electric Corp.	4,680	63,322
Mitsubishi Estate Co. Ltd.	2,870	49,837
Mitsubishi Gas Chemical Co., Inc.	520	11,604
Mitsubishi Heavy Industries Ltd.	780	29,297
Mitsubishi Logistics Corp.	140	3,206
Mitsubishi Materials Corp.	310	8,785
Mitsubishi Motors Corp.	1,500	11,421
Mitsubishi Tanabe Pharma Corp.	540	10,108
Mitsubishi UFJ Financial Group, Inc.	30,600	187,338
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,050	6,359
Mitsui & Co. Ltd.	4,100	68,538
Mitsui Chemicals, Inc.	440	11,831
Mitsui Fudosan Co. Ltd.	2,260	53,988
Mitsui OSK Lines Ltd.	270	6,979
Mixi, Inc.	180	4,726
Mizuho Financial Group, Inc.	60,600	105,371
Monotaro Co. Ltd.	150	7,529
MS&AD Insurance Group Holdings, Inc.	1,200	36,551
Murata Manufacturing Co. Ltd.	410	71,513
Nabtesco Corp.	330	10,237
Nagoya Railroad Co. Ltd.	460	11,537
Nankai Electric Railway Co. Ltd.	260	7,142
NEC Corp.	570	15,823
Nexon Co. Ltd.*	1,040	14,959
NGK Insulators Ltd.	630	11,086
NGK Spark Plug Co. Ltd.	550	15,808
NH Foods Ltd.	300	11,903

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
NHK Spring Co. Ltd.	380	$ 3,787
Nidec Corp.	560	81,169
Nifco, Inc.	200	6,038
Nikon Corp.	850	14,317
Nintendo Co. Ltd.	226	75,506
Nippon Building Fund, Inc., REIT	3	16,685
Nippon Electric Glass Co. Ltd.	190	6,135
Nippon Express Co. Ltd.	200	13,069
Nippon Paint Holdings Co. Ltd.	400	17,372
Nippon Prologis REIT, Inc., REIT	5	10,127
Nippon Shinyaku Co. Ltd.	120	6,812
Nippon Shokubai Co. Ltd.	40	2,855
Nippon Steel & Sumitomo Metal Corp.	1,850	36,837
Nippon Telegraph & Telephone Corp.	1,570	72,589
Nippon Yusen KK	450	8,757
Nissan Chemical Corp.	350	15,632
Nissan Motor Co. Ltd.	4,600	43,426
Nisshin Seifun Group, Inc.	660	12,912
Nissin Foods Holdings Co. Ltd.	200	13,808
Nitori Holdings Co. Ltd.	142	21,455
Nitto Denko Corp.	360	26,081
NOK Corp.	250	5,012
Nomura Holdings, Inc.	8,200	38,725
Nomura Real Estate Holdings, Inc.	270	5,883
Nomura Real Estate Master Fund, Inc., REIT	10	14,170
Nomura Research Institute Ltd.	280	13,442
NSK Ltd.	1,100	12,007
NTN Corp.	1,100	4,867
NTT Data Corp.	1,500	17,091
NTT DOCOMO, Inc.	3,080	79,150
NTT Urban Development Corp.	260	2,678
Obayashi Corp.	1,600	16,679
Obic Co. Ltd.	200	17,152
Odakyu Electric Railway Co. Ltd.	710	15,020
Oji Holdings Corp.	2,100	12,434
Olympus Corp.	670	27,164
Omron Corp.	510	23,025
Ono Pharmaceutical Co. Ltd.	1,070	25,227
Oracle Corp.	100	8,398
Orient Corp.	1,400	1,951
Oriental Land Co. Ltd.	420	45,520
ORIX Corp.	3,100	49,483
Orix JREIT, Inc., REIT	7	10,902
Osaka Gas Co. Ltd.	940	18,043

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Otsuka Corp.	290	$ 11,310
Otsuka Holdings Co. Ltd.	1,060	48,934
Panasonic Corp.	5,100	65,798
Park24 Co. Ltd.	260	7,284
Peptidream, Inc.*	160	6,222
Persol Holdings Co. Ltd.	450	9,800
Pigeon Corp.	260	12,514
Pola Orbis Holdings, Inc.	170	6,585
Rakuten, Inc.	1,850	13,020
Recruit Holdings Co. Ltd.	2,860	78,290
Renesas Electronics Corp.*	1,680	14,968
Resona Holdings, Inc.	5,200	29,553
Ricoh Co. Ltd.	1,700	16,559
Rinnai Corp.	60	5,184
Rohm Co. Ltd.	260	22,127
Ryohin Keikaku Co. Ltd.	32	10,279
Sankyo Co. Ltd.	130	5,122
Santen Pharmaceutical Co. Ltd.	900	15,066
Sawai Pharmaceutical Co. Ltd.	100	4,709
SBI Holdings, Inc.	600	16,349
SCSK Corp.	100	4,714
Secom Co. Ltd.	510	38,941
Sega Sammy Holdings, Inc.	470	7,475
Seibu Holdings, Inc.	500	8,434
Seiko Epson Corp.	700	12,601
Sekisui Chemical Co. Ltd.	900	16,081
Sekisui House Ltd.	1,380	23,460
Seven & i Holdings Co. Ltd.	1,860	75,990
Seven Bank Ltd.	1,600	4,834
Sharp Corp.	340	7,981
Shikoku Electric Power Co., Inc.	400	5,329
Shimadzu Corp.	650	18,570
Shimamura Co. Ltd.	20	1,868
Shimano, Inc.	220	31,654
Shimizu Corp.	1,400	14,591
Shin-Etsu Chemical Co. Ltd.	960	97,057
Shinkin Central Bank (Class A Stock)	2	4,299
Shinsei Bank Ltd.	380	5,964
Shionogi & Co. Ltd.	750	40,828
Shiseido Co. Ltd.	910	66,701
Shizuoka Bank Ltd. (The)	1,260	11,602
Showa Shell Sekiyu KK	480	7,864
SMC Corp.	130	44,110
SoftBank Group Corp.	2,020	168,397

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Sohgo Security Services Co. Ltd.	180	$ 8,230
Sojitz Corp.	3,000	10,881
Sompo Holdings, Inc.	900	36,504
Sony Corp.	3,060	161,422
Sony Financial Holdings, Inc.	480	9,191
Sosei Group Corp.*	150	1,878
Sotetsu Holdings, Inc.	200	6,182
Square Enix Holdings Co. Ltd.	210	9,920
Stanley Electric Co. Ltd.	370	12,979
Start Today Co. Ltd.	490	19,165
Subaru Corp.	1,470	42,753
Sugi Holdings Co. Ltd.	100	5,354
SUMCO Corp.	580	12,383
Sumitomo Chemical Co. Ltd.	3,600	20,675
Sumitomo Corp.	2,680	44,185
Sumitomo Dainippon Pharma Co. Ltd.	400	7,752
Sumitomo Electric Industries Ltd.	1,770	27,155
Sumitomo Heavy Industries Ltd.	310	10,741
Sumitomo Metal Mining Co. Ltd.	590	21,154
Sumitomo Mitsui Financial Group, Inc.	3,260	127,733
Sumitomo Mitsui Trust Holdings, Inc.	930	36,840
Sumitomo Realty & Development Co. Ltd.	700	25,627
Sumitomo Rubber Industries Ltd.	500	8,249
Sundrug Co. Ltd.	180	7,205
Suntory Beverage & Food Ltd.	290	12,349
Suruga Bank Ltd.	400	3,566
Suzuken Co. Ltd.	180	7,865
Suzuki Motor Corp.	980	57,407
Sysmex Corp.	420	39,752
T&D Holdings, Inc.	1,400	20,794
Taiheiyo Cement Corp.	330	10,415
Taisei Corp.	540	29,981
Taisho Pharmaceutical Holdings Co. Ltd.	110	12,434
Taiyo Nippon Sanso Corp.	320	4,918
Takashimaya Co. Ltd.	400	3,343
Takeda Pharmaceutical Co. Ltd.	1,820	76,457
TDK Corp.	300	32,110
Teijin Ltd.	440	8,190
Terumo Corp.	760	41,723
THK Co. Ltd.	270	7,296
Tobu Railway Co. Ltd.	500	14,733
Toho Co. Ltd.	260	7,747
Toho Gas Co. Ltd.	240	8,183
Tohoku Electric Power Co., Inc.	1,180	14,972

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Tokio Marine Holdings, Inc.	1,600	$ 75,899
Tokyo Broadcasting System Holdings, Inc.	100	2,071
Tokyo Century Corp.	160	8,751
Tokyo Electric Power Co. Holdings, Inc.*	3,900	18,640
Tokyo Electron Ltd.	330	57,114
Tokyo Gas Co. Ltd.	1,040	25,356
Tokyo Tatemono Co. Ltd.	510	6,848
Tokyu Corp.	1,200	20,644
Tokyu Fudosan Holdings Corp.	1,200	8,150
Toppan Printing Co. Ltd.	900	6,920
Toray Industries, Inc.	3,690	28,618
Toshiba Corp.*	14,100	43,395
Tosoh Corp.	750	12,208
TOTO Ltd.	350	16,286
Toyo Seikan Group Holdings Ltd.	400	7,354
Toyo Suisan Kaisha Ltd.	220	7,955
Toyoda Gosei Co. Ltd.	210	5,303
Toyota Boshoku Corp.	130	2,409
Toyota Industries Corp.	410	23,086
Toyota Motor Corp.	6,100	400,129
Toyota Tsusho Corp.	560	19,080
Trend Micro, Inc.	230	13,564
Tsuruha Holdings, Inc.	40	4,923
Unicharm Corp.	900	27,387
United Urban Investment Corp., REIT	7	10,884
USS Co. Ltd.	500	9,470
Welcia Holdings Co. Ltd.	120	6,097
West Japan Railway Co.	470	32,780
Yahoo Japan Corp.	3,400	12,919
Yakult Honsha Co. Ltd.	260	18,724
Yamada Denki Co. Ltd.	1,900	9,425
Yamaguchi Financial Group, Inc.	100	1,131
Yamaha Corp.	440	20,545
Yamaha Motor Co. Ltd.	700	18,403
Yamato Holdings Co. Ltd.	830	24,005
Yamazaki Baking Co. Ltd.	300	7,455
Yaskawa Electric Corp.	660	21,795
Yokogawa Electric Corp.	600	10,633
Yokohama Rubber Co. Ltd. (The)	230	4,906
		8,802,733
Luxembourg 0.3%
Aperam SA	111	5,230

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Luxembourg (cont’d.)
ArcelorMittal	1,440	$ 46,083
Eurofins Scientific SE	27	14,730
L’Occitane International SA	1,000	1,765
RTL Group SA	89	6,629
SES SA	836	16,800
Tenaris SA	1,144	20,896
Ternium SA, ADR	104	3,770
		115,903
Macau 0.1%
MGM China Holdings Ltd.	1,600	3,468
Sands China Ltd.	6,000	31,082
Wynn Macau Ltd.	3,600	10,688
		45,238
Netherlands 4.3%
Aalberts Industries NV	227	10,292
ABN AMRO Group NV, CVA, 144A	980	27,168
Aegon NV	4,164	27,454
Akzo Nobel NV	598	55,191
ALTICE EUROPE NV*	1,285	4,287
ALTICE EUROPE NV (Class B Stock)*	514	1,706
ASM International NV*	114	6,579
ASML Holding NV	968	207,783
ASR Nederland NV	326	14,600
Axfood AB	247	5,003
Boskalis Westminster	207	6,349
Euronext NV, 144A	173	10,785
EXOR NV	254	16,659
Gemalto NV*	193	11,265
GrandVision NV, 144A	107	2,455
HAL Trust	194	35,241
Heineken Holding NV	253	24,449
Heineken NV	558	56,425
ING Groep NV	9,329	142,932
InterXion Holding NV*	171	11,095
Koninklijke Ahold Delhaize NV	2,912	73,984
Koninklijke DSM NV	425	45,222
Koninklijke KPN NV	7,831	22,627
Koninklijke Philips NV	2,220	97,192
Koninklijke Vopak NV	144	6,776
NN Group NV	831	36,728

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
OCI NV*	241	$ 7,280
Randstad NV	256	16,221
Royal Dutch Shell PLC (Class A Stock)	11,019	377,084
Royal Dutch Shell PLC (Class B Stock)	8,977	314,132
SBM Offshore NV	379	5,875
Signify NV, 144A	258	7,146
VEON Ltd., ADR	1,341	4,063
Wolters Kluwer NV	667	40,235
		1,732,283
New Zealand 0.2%
Auckland International Airport Ltd.	2,223	10,120
Contact Energy Ltd.	1,614	6,360
Fisher & Paykel Healthcare Corp. Ltd.	1,338	13,472
Fletcher Building Ltd.	2,180	10,449
Fonterra Co-operative Group Ltd.	206	719
Mercury NZ Ltd.	1,591	3,644
Meridian Energy Ltd.	2,830	6,059
Ryman Healthcare Ltd.	974	8,087
Spark New Zealand Ltd.	4,133	10,917
		69,827
Norway 0.6%
DNB ASA	2,568	51,644
Equinor ASA	2,331	61,813
Gjensidige Forsikring ASA	365	5,846
Kongsberg Gruppen ASA	144	2,933
Leroy Seafood Group ASA	664	5,226
Marine Harvest ASA	962	21,087
Norsk Hydro ASA	3,233	18,385
Orkla ASA	1,803	15,222
Salmar ASA	109	5,558
Schibsted ASA (Class A Stock)	214	7,373
Schibsted ASA (Class B Stock)	242	7,837
Telenor ASA	1,626	31,746
Yara International ASA	428	18,835
		253,505
Portugal 0.2%
Banco Comercial Portugues SA*	21,788	6,835
EDP - Energias de Portugal SA	5,514	22,468

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Portugal (cont’d.)
Galp Energia SGPS SA	1,209	$ 24,857
Jeronimo Martins SGPS SA	556	8,257
Navigator Co. SA (The)	561	3,209
NOS SGPS SA	638	3,720
Sonae SGPS SA	1,985	2,257
		71,603
Russia 0.1%
Evraz PLC	1,200	8,816
X5 Retail Group NV, GDR	261	6,995
Yandex NV (Class A Stock)*	625	22,475
		38,286
Singapore 1.1%
Ascendas Real Estate Investment Trust, REIT	6,000	12,145
BOC Aviation Ltd., 144A	500	3,151
CapitaLand Commercial Trust, REIT	5,997	7,732
CapitaLand Ltd.	5,800	13,789
CapitaLand Mall Trust, REIT	5,700	9,051
City Developments Ltd.	1,200	8,863
ComfortDelGro Corp. Ltd.	4,600	7,955
DBS Group Holdings Ltd.	4,332	85,368
First Resources Ltd.	900	1,065
Frasers Property Ltd.	900	1,117
Genting Singapore Ltd.	14,600	13,765
Great Eastern Holdings Ltd.	300	6,094
Jardine Cycle & Carriage Ltd.	240	5,939
Keppel Corp. Ltd.	3,500	17,719
Keppel REIT	4,300	3,696
Olam International Ltd.	1,100	1,805
Oversea-Chinese Banking Corp. Ltd.	7,860	66,906
SATS Ltd.	1,400	5,346
Sembcorp Industries Ltd.	1,900	3,748
Sembcorp Marine Ltd.	1,800	2,431
SIA Engineering Co. Ltd.	600	1,310
Singapore Airlines Ltd.	1,200	8,701
Singapore Exchange Ltd.	1,900	10,402
Singapore Post Ltd.	3,200	3,152
Singapore Press Holdings Ltd.	4,100	8,776
Singapore Technologies Engineering Ltd.	3,900	9,807
Singapore Telecommunications Ltd.	17,700	41,770
StarHub Ltd.	1,200	1,517

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
Suntec Real Estate Investment Trust, REIT	5,500	$ 7,449
United Industrial Corp. Ltd.	1,300	3,008
United Overseas Bank Ltd.	3,157	62,792
UOL Group Ltd.	1,100	5,805
Wilmar International Ltd.	4,700	10,820
		452,994
South Africa 0.2%
Anglo American PLC	2,337	53,104
Investec PLC	1,534	11,126
		64,230
Spain 2.9%
Acciona SA	54	4,638
Acerinox SA	379	5,473
ACS Actividades de Construccion y Servicios SA	596	26,127
Aena SME SA, 144A	155	28,145
Almirall SA	130	1,858
Amadeus IT Group SA	979	83,549
Atresmedia Corp. de Medios de Comunicacion SA	150	1,177
Banco Bilbao Vizcaya Argentaria SA	15,861	116,020
Banco de Sabadell SA	13,402	22,330
Banco Santander SA	38,002	213,181
Bankia SA	2,822	11,091
Bankinter SA	1,653	15,988
Bolsas y Mercados Espanoles SHMSF SA	167	5,388
CaixaBank SA	8,406	38,744
Cellnex Telecom SA, 144A	388	10,288
Cia de Distribucion Integral Logista Holdings SA	101	2,396
Corp. Financiera Alba SA	52	2,992
Distribuidora Internacional de Alimentacion SA	1,312	2,934
Ebro Foods SA	167	3,615
EDP Renovaveis SA	352	3,632
Enagas SA	563	15,732
Endesa SA	788	18,239
Ferrovial SA	1,142	23,593
Fomento de Construcciones y Contratas SA*	171	2,213
Gas Natural SDG SA	760	20,567
Gestamp Automocion SA, 144A	355	2,675
Grifols SA	783	22,690
Grifols SA (Class B Stock)	612	12,835
Grupo Catalana Occidente SA	99	4,230

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
Iberdrola INTERIM	404	$ 3,144
Iberdrola SA	14,513	112,813
Industria de Diseno Textil SA	2,487	81,301
Mapfre SA	2,278	7,159
Mediaset Espana Comunicacion SA	392	3,082
Melia Hotels International SA	261	3,436
Merlin Properties Socimi SA, REIT	816	12,066
Metrovacesa SA, 144A*	78	1,252
Obrascon Huarte Lain SA	293	1,032
Prosegur Cash SA, 144A	778	2,098
Prosegur Cia de Seguridad SA	559	3,723
Red Electrica Corp. SA	1,045	22,157
Repsol SA	2,938	58,278
Siemens Gamesa Renewable Energy SA	501	7,074
Tecnicas Reunidas SA	64	2,161
Telefonica SA	10,762	96,690
Zardoya Otis SA	409	3,898
		1,143,704
Sweden 2.6%
AAK AB	446	7,235
Ahlsell AB, 144A	662	3,881
Alfa Laval AB	751	20,634
Arjo AB (Class B Stock)	404	1,370
Assa Abloy AB (Class B Stock)	2,189	43,456
Atlas Copco AB (Class A Stock)	1,486	42,550
Atlas Copco AB (Class B Stock)	933	24,471
Autoliv, Inc.	209	21,414
Axis Communications AB	40	1,579
BillerudKorsnas AB	434	5,176
Boliden AB*	654	19,465
Castellum AB	621	11,218
Electrolux AB (Class B Stock)	566	13,309
Elekta AB	825	11,559
Epiroc AB (Class A Stock)*	1,573	18,885
Epiroc AB (Class B Stock)*	875	9,282
Essity AB (Class A Stock)	48	1,234
Essity AB (Class B Stock)	1,437	35,850
Fabege AB	640	9,063
Fastighets AB Balder (Class B Stock)*	246	7,147
Fingerprint Cards AB (Class B Stock)*	359	323
Getinge AB (Class B Stock)	479	5,166
Hennes & Mauritz AB (Class B Stock)	2,191	34,066

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Hexagon AB (Class B Stock)	589	$ 35,934
Hexpol AB	608	6,528
Holmen AB (Class B Stock)	255	5,681
Hufvudstaden AB (Class A Stock)	249	3,852
Husqvarna AB (Class B Stock)	960	7,587
ICA Gruppen AB	186	6,177
Investment AB Latour (Class B Stock)	243	2,702
L E Lundbergforetagen AB (Class B Stock)	162	5,293
Lifco AB (Class B Stock)	100	4,484
Lundin Petroleum AB	400	13,196
Modern Times Group MTG AB	113	4,144
NCC AB (Class A Stock)	67	1,085
NCC AB (Class B Stock)	197	3,179
Nibe Industrier AB (Class B Stock)	870	9,775
Nordea Bank AB	7,513	79,771
Ratos AB (Class B Stock)	435	1,621
Saab AB (Class B Stock)	177	8,171
Sandvik AB	2,540	46,360
Securitas AB (Class B Stock)	735	13,232
Skandinaviska Enskilda Banken AB (Class A Stock)	3,390	36,258
Skanska AB (Class B Stock)	827	15,580
SKF AB (Class A Stock)	97	1,994
SKF AB (Class B Stock)	943	19,382
SSAB AB (Class A Stock)	513	2,524
SSAB AB (Class B Stock)	1,469	5,807
Svenska Cellulosa AB SCA (Class A Stock)	137	1,446
Svenska Cellulosa AB SCA (Class B Stock)	1,387	14,337
Svenska Handelsbanken AB (Class A Stock)	3,439	42,471
Svenska Handelsbanken AB (Class B Stock)	44	554
Swedbank AB (Class A Stock)	2,452	58,047
Swedish Match AB	413	22,541
Swedish Orphan Biovitrum AB*	371	10,009
Tele2 AB (Class B Stock)	854	11,442
Telefonaktiebolaget LM Ericsson (Class A Stock)	104	822
Telefonaktiebolaget LM Ericsson (Class B Stock)	7,027	55,077
Telia Co. AB	6,395	30,705
Trelleborg AB (Class B Stock)	563	11,695
Veoneer, Inc.*	209	10,931
Volvo AB (Class A Stock)	529	9,299
Volvo AB (Class B Stock)	3,538	62,029
Wallenstam AB (Class B Stock)	458	4,706
		1,034,761

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland 7.8%
ABB Ltd.	4,581	$ 104,837
Adecco Group AG	407	24,972
Allreal Holding AG*	34	5,291
Alpiq Holding AG*	18	1,588
Aryzta AG*	217	3,061
Baloise Holding AG	115	17,905
Banque Cantonale Vaudoise	8	5,988
Barry Callebaut AG	5	8,508
Basellandschaftliche Kantonalbank	3	2,769
Basler Kantonalbank	21	1,593
Berner Kantonalbank AG	10	2,048
Bucher Industries AG	16	5,201
Chocoladefabriken Lindt & Spruengli AG	3	20,678
Cie Financiere Richemont SA	1,224	107,093
Clariant AG*	519	12,403
Coca-Cola HBC AG*	459	16,477
Credit Suisse Group AG*	6,057	97,615
DKSH Holding AG	63	4,597
dormakaba Holding AG*	8	5,117
Dufry AG*	78	10,304
Emmi AG	6	4,918
EMS-Chemie Holding AG	17	10,885
Ferguson PLC	560	44,159
Flughafen Zurich AG	45	9,440
GAM Holding AG*	371	3,741
Geberit AG	86	38,310
Georg Fischer AG	10	12,886
Givaudan SA	22	51,585
Glencore PLC*	27,840	122,694
Helvetia Holding AG	16	9,468
Idorsia Ltd.*	190	4,713
IWG PLC	1,618	6,443
Julius Baer Group Ltd.*	530	28,970
Kuehne + Nagel International AG	121	19,304
LafargeHolcim Ltd.*	1,147	58,500
Lonza Group AG*	175	53,742
Luzerner Kantonalbank AG	7	3,630
Nestle SA	7,329	596,377
Novartis AG	5,213	436,686
OC Oerlikon Corp. AG*	513	7,985
Panalpina Welttransport Holding AG	28	3,993
Partners Group Holding AG	40	30,373
PSP Swiss Property AG	100	9,408
Roche Holding AG (TRQX)	1,673	409,565

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Roche Holding AG (XBRN)	67	$ 16,585
Schindler Holding AG, (AQXE)	47	10,638
Schindler Holding AG, (Part. Cert.)	95	22,128
SFS Group AG*	42	4,972
SGS SA	13	33,842
Sika AG	300	42,584
Sonova Holding AG	120	22,075
St Galler Kantonalbank AG	5	2,566
STMicroelectronics NV	1,513	32,837
Straumann Holding AG	25	19,402
Sulzer AG	31	3,795
Sunrise Communications Group AG, 144A*	87	7,653
Swatch Group AG (The)	71	31,812
Swatch Group AG (The) Reg.	113	9,284
Swiss Life Holding AG*	82	29,430
Swiss Prime Site AG*	164	15,028
Swiss Re AG	763	69,774
Swisscom AG	60	28,170
Temenos AG, Reg.*	143	22,971
UBS Group AG*	8,384	137,395
Vifor Pharma AG	126	23,843
Zurich Insurance Group AG	366	112,443
		3,135,047
Taiwan 0.0%
FIT Hon Teng Ltd., 144A	2,000	853
Thailand 0.0%
Sea Ltd., ADR*	114	1,607
United Kingdom 14.4%
3i Group PLC	2,221	27,682
AA PLC	1,377	2,029
Admiral Group PLC	485	12,616
Aggreko PLC	528	5,170
Ashmore Group PLC	825	3,956
Ashtead Group PLC	1,166	35,974
ASOS PLC*	128	10,239
Associated British Foods PLC	818	26,344
AstraZeneca PLC	3,036	233,608
Auto Trader Group PLC, 144A	2,154	12,036
Aviva PLC	9,497	62,664

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
B&M European Value Retail SA	1,954	$ 10,604
Babcock International Group PLC	573	5,377
BAE Systems PLC	7,605	65,492
Balfour Beatty PLC	1,626	6,296
Barclays PLC	40,959	104,987
Barratt Developments PLC	2,396	16,819
BBA Aviation PLC	2,397	11,062
Beazley PLC	1,312	9,677
Bellway PLC	295	11,291
Berkeley Group Holdings PLC	306	15,023
BP PLC	46,781	351,711
British American Tobacco PLC	5,439	299,699
British Land Co. PLC (The), REIT	2,318	20,112
Britvic PLC	580	6,115
BT Group PLC	19,749	60,452
BTG PLC*	824	5,763
Bunzl PLC	828	24,621
Burberry Group PLC	1,020	28,197
Capita PLC	4,023	8,411
Capital & Counties Properties PLC	1,594	5,765
Centrica PLC	13,182	25,739
Close Brothers Group PLC	356	7,498
CNH Industrial NV	2,366	27,715
Cobham PLC*	5,643	9,339
Coca-Cola European Partners PLC	268	11,052
Compass Group PLC	3,745	80,546
ConvaTec Group PLC, 144A	3,762	10,818
Croda International PLC	305	20,593
CYBG PLC	2,239	10,169
Daily Mail & General Trust PLC (Class A Stock)	709	6,943
DCC PLC	214	19,937
Derwent London PLC, REIT	253	10,410
Diageo PLC	5,784	212,847
Dialog Semiconductor PLC*	180	3,145
Direct Line Insurance Group PLC	3,450	15,571
Dixons Carphone PLC	2,354	5,451
Drax Group PLC	977	4,663
DS Smith PLC	3,285	21,851
Dunelm Group PLC	237	1,642
easyJet PLC	517	11,052
En+ Group PLC^	106	—
Essentra PLC	586	3,731
Experian PLC	2,167	53,379
Fiat Chrysler Automobiles NV*	2,607	44,403

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
G4S PLC	3,691	$ 13,394
GlaxoSmithKline PLC	11,672	242,468
Great Portland Estates PLC, REIT	614	5,776
Greene King PLC	836	5,651
Halma PLC	877	16,279
Hammerson PLC, REIT	1,857	12,712
Hargreaves Lansdown PLC	615	16,760
Hays PLC	3,076	8,032
Hiscox Ltd.	663	13,905
Howden Joinery Group PLC	1,511	9,480
HSBC Holdings PLC	48,133	462,816
IG Group Holdings PLC	895	10,810
IMI PLC	692	11,259
Imperial Brands PLC	2,254	86,531
Inchcape PLC	1,027	9,511
Indivior PLC*	1,697	6,893
Informa PLC	2,928	30,343
Inmarsat PLC	1,058	7,895
InterContinental Hotels Group PLC	458	28,344
Intermediate Capital Group PLC	643	8,964
International Consolidated Airlines Group SA	2,514	23,410
Intertek Group PLC	380	29,333
Intu Properties PLC, REIT	1,991	4,587
ITV PLC	8,906	19,303
J. Sainsbury PLC	4,034	17,317
Janus Henderson Group PLC	471	15,331
Jardine Lloyd Thompson Group PLC	258	4,776
JD Sports Fashion PLC	976	6,007
John Wood Group PLC	1,560	13,321
Johnson Matthey PLC	445	22,001
Jupiter Fund Management PLC	915	5,264
Just Eat PLC*	1,322	13,822
Kindred Group PLC	486	6,260
Kingfisher PLC	5,180	20,166
Land Securities Group PLC, REIT	1,651	20,435
Legal & General Group PLC, REIT	14,011	48,363
Liberty Global PLC (Class A Stock)*	524	14,793
Liberty Global PLC (Class C Stock)*	1,310	35,553
Lloyds Banking Group PLC	171,106	140,659
London Stock Exchange Group PLC	740	42,719
Man Group PLC	3,975	9,053
Manchester United PLC (Class A Stock)	81	1,677
Marks & Spencer Group PLC	3,992	16,212
Meggitt PLC	1,856	13,885

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Merlin Entertainments PLC, 144A	1,755	$ 9,077
Metro Bank PLC*	209	8,826
Micro Focus International PLC	1,027	16,909
Millennium & Copthorne Hotels PLC	304	2,076
Mondi PLC	881	24,311
Moneysupermarket.com Group PLC	1,094	4,510
National Grid PLC	8,000	85,518
NEX Group PLC	767	10,162
Next PLC	317	24,675
Ocado Group PLC*	1,302	18,929
Old Mutual Ltd.*	11,424	26,197
Pearson PLC	1,859	22,490
Pennon Group PLC	980	9,681
Persimmon PLC	734	23,944
Petrofac Ltd.	600	4,901
Phoenix Group Holdings	1,818	16,479
Playtech PLC	633	4,472
Provident Financial PLC*	660	5,760
Prudential PLC	6,175	146,924
Quilter PLC, 144A*	4,189	8,498
Randgold Resources Ltd.	225	16,735
Reckitt Benckiser Group PLC	1,492	133,623
RELX NV	2,082	45,241
RELX PLC	2,478	54,015
Rentokil Initial PLC	4,367	19,437
Rightmove PLC	210	13,428
Rolls-Royce Holdings PLC*	3,921	50,913
Rotork PLC	2,213	10,446
Royal Bank of Scotland Group PLC*	10,654	35,672
Royal Mail PLC	2,241	13,849
RPC Group PLC	909	9,715
RSA Insurance Group PLC	2,475	20,902
Saga PLC	2,971	4,820
Sage Group PLC (The)	2,537	20,720
Schroders PLC	274	11,225
Schroders PLC NV	123	3,834
Segro PLC, REIT	2,406	21,044
Serco Group PLC*	2,479	3,290
Severn Trent PLC	547	13,931
Shaftesbury PLC, REIT	550	6,745
Sky PLC	2,462	49,250
Smith & Nephew PLC	2,057	35,474
Smiths Group PLC	942	20,051
Spectris PLC	283	8,584

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Spirax-Sarco Engineering PLC	173	$ 15,796
Sports Direct International PLC*	516	2,806
SSE PLC	2,390	39,219
St. James’s Place PLC	1,291	20,451
Stagecoach Group PLC	892	1,866
Standard Chartered PLC	6,408	57,786
Standard Life Aberdeen PLC	6,560	26,940
Subsea 7 SA	588	8,497
TalkTalk Telecom Group PLC	1,429	2,145
Tate & Lyle PLC	1,112	9,126
Taylor Wimpey PLC	8,080	18,575
TechnipFMC PLC	1,087	35,226
Tesco PLC	22,879	78,201
Thomas Cook Group PLC	3,014	3,795
Travis Perkins PLC	581	9,118
Unilever NV, CVA	3,624	208,319
Unilever PLC	2,730	156,246
United Utilities Group PLC	1,688	15,935
Vodafone Group PLC	63,613	155,334
Weir Group PLC (The)	551	14,134
WH Smith PLC	264	6,669
Whitbread PLC	428	22,042
William Hill PLC	1,971	7,742
Wm Morrison Supermarkets PLC	5,025	17,210
WPP PLC	2,921	45,800
		5,746,617
United States 0.8%
Carnival PLC	405	23,569
Core Laboratories NV	105	11,772
Delphi Technologies PLC	210	9,486
Flex Ltd.*	1,231	17,185
ICON PLC*	124	17,256
Razer, Inc., 144A*	4,000	935
Samsonite International SA, 144A*	3,000	11,423
Seagate Technology PLC	673	35,413
Shire PLC	2,150	122,613
Taro Pharmaceutical Industries Ltd.*	23	2,582
TE Connectivity Ltd.	828	77,476
		329,710
Total Common Stocks (cost $33,266,368)		36,995,426

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Exchange Traded Fund 2.3%
United States
iShares MSCI EAFE ETF (cost $831,779)	13,240	$ 911,971
Preferred Stocks 0.5%
Germany 0.5%
Bayerische Motoren Werke AG (PRFC)	135	11,163
FUCHS PETROLUB SE (PRFC)	171	9,636
Henkel AG & Co. KGaA (PRFC)	416	52,163
MAN SE	16	1,776
Porsche Automobil Holding SE (PRFC)	369	24,897
RWE AG (PRFC)	60	1,274
Sartorius AG	81	13,141
Schaeffler AG	157	2,145
Volkswagen AG (PRFC)	437	77,654
		193,849
Japan 0.0%
Ito En Ltd.	100	2,232
Total Preferred Stocks (cost $172,751)		196,081

Total Long-Term Investments (cost $34,270,898)		38,103,478

Short-Term Investments 2.5%
Affiliated Mutual Funds 2.1%
PGIM Core Ultra Short Bond Fund(w)	820,565	820,565
PGIM Institutional Money Market Fund (cost $421; includes $420 of cash collateral for securities on loan)(b)(w)	421	421
Total Affiliated Mutual Funds (cost $820,986)		820,986

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.4%
U.S. Treasury Bills (cost $179,528)	0.000%	09/20/18	180	$ 179,528

Total Short-Term Investments (cost $1,000,514)				1,000,514

TOTAL INVESTMENTS 97.7% (cost $35,271,412)				39,103,992
Other assets in excess of liabilities 2.3%				909,034

Net Assets 100.0%				$40,013,026

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amounts is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $673 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $415; cash collateral of $420 (including in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Futures contracts outstanding at July 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Sep. 2018	$115,491	$ 2,359
11	Euro STOXX 50 Index	Sep. 2018	453,414	7,975
2	FTSE 100 Index	Sep. 2018	202,210	1,312
8	Mini MSCI EAFE Index	Sep. 2018	801,720	(7,840)
2	TOPIX Index	Sep. 2018	312,659	(5,187)
				$(1,381)
A Security with a market value of $179,528 has been segregated with Morgan Stanley to cover requirements for open futures contracts at July 31, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ 139	$ 2,720,520	$ —
Austria	—	124,093	—
Belgium	—	427,064	—
Chile	—	10,976	—
China	—	134,494	—
Colombia	—	13,895	—
Denmark	—	634,838	—
Finland	—	415,317	—
France	5,269	3,656,158	—
Germany	14,512	3,295,512	—
Ghana	—	9,978	—
Hong Kong	13,809	1,196,142	673
Ireland	17,568	211,006	—
Israel	31,660	145,010	—
Italy	—	877,892	—
Japan	—	8,802,733	—
Luxembourg	3,770	112,133	—
Macau	—	45,238	—
Netherlands	15,158	1,717,125	—
New Zealand	—	69,827	—
Norway	—	253,505	—
Portugal	—	71,603	—
Russia	29,470	8,816	—
Singapore	—	452,994	—
South Africa	—	64,230	—
Spain	—	1,143,704	—
Sweden	32,345	1,002,416	—
Switzerland	—	3,135,047	—
Taiwan	—	853	—
Thailand	1,607	—	—
United Kingdom	78,406	5,668,211	—
United States	171,170	158,540	—
Exchange Traded Fund
United States	911,971	—	—
Preferred Stocks
Germany	—	193,849	—
Japan	—	2,232	—

Affiliated Mutual Funds	820,986	—	—

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
U.S. Treasury Obligation
United States	$ —	$ 179,528	$ —
Other Financial Instruments*
Futures Contracts	(1,381)	—	—
Total	$2,146,459	$36,955,479	$673

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2018 were as follows:
Banks	10.4%
Pharmaceuticals	6.6
Oil, Gas & Consumable Fuels	5.6
Insurance	5.3
Chemicals	3.6
Automobiles	3.3
Metals & Mining	2.9
Food Products	2.8
Capital Markets	2.4
Machinery	2.3
Exchange Traded Fund	2.3
Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	2.1
Diversified Telecommunication Services	2.0
Electric Utilities	2.0
Real Estate Management & Development	1.9
Beverages	1.8
Personal Products	1.8
Textiles, Apparel & Luxury Goods	1.8
Electronic Equipment, Instruments & Components	1.6
Food & Staples Retailing	1.6
Software	1.6
Health Care Equipment & Supplies	1.6
Equity Real Estate Investment Trusts (REITs)	1.5
Industrial Conglomerates	1.5
Hotels, Restaurants & Leisure	1.4
Wireless Telecommunication Services	1.3%
Trading Companies & Distributors	1.3
Electrical Equipment	1.3
Tobacco	1.3
Auto Components	1.3
Semiconductors & Semiconductor Equipment	1.2
Road & Rail	1.2
Household Durables	1.2
Media	1.1
Aerospace & Defense	1.1
Professional Services	1.0
Construction & Engineering	1.0
Multi-Utilities	1.0
Biotechnology	0.9
IT Services	0.8
Household Products	0.7
Building Products	0.7
Specialty Retail	0.6
Technology Hardware, Storage & Peripherals	0.6
Diversified Financial Services	0.5
Commercial Services & Supplies	0.5
Construction Materials	0.5
Gas Utilities	0.5
U.S. Treasury Obligation	0.4
Transportation Infrastructure	0.4
Health Care Providers & Services	0.4
Communications Equipment	0.4

PGIM QMA International Developed Markets Index Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Industry Classification (continued):
Paper & Forest Products	0.4%
Air Freight & Logistics	0.3
Containers & Packaging	0.3
Leisure Products	0.3
Internet & Direct Marketing Retail	0.3
Multiline Retail	0.2
Energy Equipment & Services	0.2
Life Sciences Tools & Services	0.2
Airlines	0.2
Marine	0.2
Internet Software & Services	0.1
Health Care Technology	0.1
Water Utilities	0.0*
Independent Power & Renewable Electricity Producers	0.0*
Consumer Finance	0.0* %
Distributors	0.0*
Diversified Consumer Services	0.0*
97.7
Other assets in excess of liabilities	2.3
100.0%

*	Less than +/- 0.05%

Glossary:
The following abbreviations are used in the preceding Portfolios’ descriptions:
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR — American Depositary Receipt
AQXE — Aquis Exchange
ASX — Australian Securities Exchange
CDI — Chess Depository Interest
CVA — Certificate Van Aandelen (Bearer)
EAFE — Europe, Australasia, Far East
FTSE — Financial Times Stock Exchange
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International
PJSC — Public Joint Stock Company
PRFC — Preference Shares
REIT — Real Estate Investment Trust
RSP — Savings Shares
SDR — Sweden Depositary Receipt
STOXX — Stock Index of the Eurozone
TOPIX — Tokyo Stock Price Index
TRQX — Turquoise Stock Exchange
UTS — Unit Trust Security
XBRN — BX Worldcaps

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM”.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of each Fund, including: each Fund’s Treasurer (or the Treasurer’s direct reports); and each Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    September 17, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    September 17, 2018

* Print the name and title of each signing officer under his or her signature.